Other information about investments (Details 1)		12 Months Ended
		Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 EGP (ج.م.)	Dec. 31, 2018 VEF ( )	Dec. 31, 2018 TND (د.ت)	Dec. 31, 2018 SGD ($)	Dec. 31, 2018 NGN (₦)	Dec. 31, 2018 UAH (₴)	Dec. 31, 2018 XAF ( )	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 DZD (دج)	Dec. 31, 2017 EUR (€)
Disclosure of subsidiaries [line items]
Share capital | €		€ 4,005,000,000																€ 4,005,000,000
% Ownership		80.00%
Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		0.00%
Refining And Marketing [Member] | Italy [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name		Ecofuel SpA
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital		€ 52,000,000	$ 394,000
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Refining And Marketing [Member] | Italy [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Refining And Marketing [Member] | Italy [Member] | Subsidiaries One [Member] | ENI SPA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		100.00%
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Fuel SpA
Registered office		Rome
Country of operation		Italy
Share capital		€ 58,944,310	6,642,928.32
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Two [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Two [Member] | ENI SPA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		100.00%
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Company name		Raffineria di Gela SpA
Registered office		Gela (CL)
Country of operation		Italy
Share capital		€ 15,000,000	102,000
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Three [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Three [Member] | ENI SPA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		100.00%
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Company name		SeaPad SpA
Registered office		Genova
Country of operation		Italy
Share capital		€ 12,400,000	26,000,000
% Ownership		20.00%
% Equity ratio		65.00%
Consolidation or valutation method	[1]	Eq.
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Four [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Five [Member]
Disclosure of subsidiaries [line items]
Company name		Servizi Fondo Bombole Metano SpA
Registered office		Rome
Country of operation		Italy
Share capital		€ 13,580,000.20	2,600,000
Consolidation or valutation method	[1]	Co.
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Five [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Five [Member] | ENI SPA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		100.00%
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Six [Member]
Disclosure of subsidiaries [line items]
Registered office		Livorno
Share capital			200,000
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Six [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		100.00%
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Six [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Seven [Member]
Disclosure of subsidiaries [line items]
Registered office		Genova
Share capital			156,000
% Equity ratio		68.00%
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Seven [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		75.00%
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Seven [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Eight [Member]
Disclosure of subsidiaries [line items]
Registered office		Genova
Share capital			2,068,000
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Eight [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		100.00%
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Eight [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Nine [Member]
Disclosure of subsidiaries [line items]
Registered office		Milazzo (ME)
Share capital			171,143,000
% Equity ratio		50.00%
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Nine [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		89.00%
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Nine [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		11.00%
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Nine [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Nine [Member] | ENI SPA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Ten [Member]
Disclosure of subsidiaries [line items]
Registered office		Fiumicino (RM)
Share capital			852,000
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Ten [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		99.93%
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Ten [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Ten [Member] | ENI SPA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Eleven [Member]
Disclosure of subsidiaries [line items]
Registered office		Genova
Share capital			3,326,900
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Eleven [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		100.00%
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Eleven [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Twelve [Member]
Disclosure of subsidiaries [line items]
Registered office		San Donato Milanese (MI)
Share capital			3,085,000
% Equity ratio		70.00%
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Twelve [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		100.00%
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Twelve [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Twelve [Member] | ENI SPA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Thirteen [Member]
Disclosure of subsidiaries [line items]
Registered office		Milazzo (ME)
Share capital			100,000
% Equity ratio		50.00%
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Thirteen [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		100.00%
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Seventeen [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		100.00%
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Eighteen [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		100.00%
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Nineteen [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
% Ownership		13.00%
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Twenty One [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		100.00%
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Twenty Two [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		99.01%
Refining And Marketing [Member] | Italy [Member] | Subsidiaries Twenty Two [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		0.99%
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Registered office		Schwedt (Germany)
Share capital | €		€ 27,000
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries One [Member] | Eni Deutsch GmbH [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Deutsch.GmbH
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Registered office		Vohburg (Germany)
Share capital | €		€ 10,226,000
% Equity ratio		20.00%
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Two [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Two [Member] | Eni Deutsch GmbH [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Deutsch.GmbH
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Two [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Registered office		Rivera (Switzerland)
Share capital | SFr					SFr 6,000,000
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Three [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Registered office		Cairo (Egypt)
Share capital | ج.م.						ج.م. 100,000,000
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Four [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Four [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Oil Holdings BV
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Four [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Five [Member]
Disclosure of subsidiaries [line items]
Registered office		Singapore (Singapore)
Share capital									$ 12,000,000
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Five [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Five [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Six [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Abu Dhabi Refining & Trading BV
Registered office		Amsterdam (Netherlands)
Country of operation		Netherlands
Share capital | €		€ 20,000
Consolidation or valutation method	[1]	Eq.
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Six [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Six [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Six [Member] | Eni Mineralolh GmbH [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Mineralölh.GmbH
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Austria GmbH
Registered office		Wien (Austria)
Country of operation		Austria
Share capital | €		€ 78,500,000
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Seven [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Seven [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Benelux BV
Registered office		Rotterdam (Netherlands)
Country of operation		Netherlands
Share capital		€ 1,934,040						د.ت 1,000,000
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Eight [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Eight [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Deutschland GmbH
Country of operation		Germany
Share capital | €		€ 90,000,000
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Nine [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Nine [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
Country of operation		Eni Oil Holdings BV
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Nine [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Nine [Member] | Eni Mineralolh GmbH [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Mineralölh.GmbH
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Ten [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Ecuador SA
Registered office		Quito (Ecuador)
Country of operation		Ecuador
Share capital			103,142.08		420,000
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Ten [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Ten [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Eleven [Member]
Disclosure of subsidiaries [line items]
Company name		Eni France Sàrl
Registered office		Lyon (France)
Country of operation		France
Share capital		€ 56,800,000					120,867
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Eleven [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Eleven [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Twelve [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Iberia SLU
Registered office		Alcobendas (Spain)
Country of operation		Spain
Share capital | €		€ 17,299,100
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Twelve [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Twelve [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Thirteen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Lubricants Trading (Shanghai) Co Ltd
Registered office		Shanghai (China)
Country of operation		China
Share capital | €		€ 409,034
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Thirteen [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Thirteen [Member] | Eni Deutsch GmbH [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Deutsch.GmbH
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Thirteen [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Fourteen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Marketing Austria GmbH
Registered office		Wien (Austria)
Country of operation		Austria
Share capital | €		€ 19,621,665.23
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Fourteen [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Fifteen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Mineralölhandel GmbH
Registered office		Wien (Austria)
Country of operation		Austria
Share capital | €		€ 34,156,232.06
Shareholders		Eni Austria GmbH
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Sixteen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Schmiertechnik GmbH
Registered office		Wurzburg (Germany)
Country of operation		Germany
Share capital | €		€ 2,000,000
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Seventeen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Suisse SA
Registered office		Lausanne (Switzerland)
Country of operation		Switzerland
Share capital | SFr					102,500,000
Shareholders		Eni International BV
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Seventeen [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Seventeen [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Oil Holdings BV
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Eighteen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni USA R&M Co Inc
Registered office		Wilmington (USA)
Country of operation		USA
Share capital			11,000,000
Shareholders		Eni International BV
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Nineteen [Member]
Disclosure of subsidiaries [line items]
Company name		Esacontrol SA
Registered office		Quito (Ecuador)
Country of operation		Ecuador
Share capital			60,000
Consolidation or valutation method	[1]	Eq.
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Twenty [Member]
Disclosure of subsidiaries [line items]
Company name		Esain SA
Registered office		Quito (Ecuador)
Country of operation		Ecuador
Share capital			30,000
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Twenty One [Member]
Disclosure of subsidiaries [line items]
Company name		Oléoduc du Rhône SA
Registered office		Valais (Switzerland)
Country of operation		Switzerland
Share capital | SFr					SFr 7,000,000
Shareholders		Eni International BV
Consolidation or valutation method	[1]	Eq.
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Twenty Two [Member]
Disclosure of subsidiaries [line items]
Company name		OOO “Eni-Nefto”
Registered office		Moscow (Russia)
Country of operation		Russia
Share capital | ₽															₽ 1,010,000
Consolidation or valutation method	[1]	Eq.
Refining And Marketing [Member] | Outside Italy [Member] | Subsidiaries Twenty Three [Member]
Disclosure of subsidiaries [line items]
Company name		Tecnoesa SA
Registered office		Quito (Ecuador)
Country of operation		Ecuador
Share capital			36,000
Consolidation or valutation method	[1]	Eq.
Exploration And Production [Member] | Italy [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Angola SpA
Registered office		San Donato Milanese (MI)
Country of operation		Angola
Share capital | €		€ 20,200,000
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Italy [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Mediterranea Idrocarburi SpA
Registered office		Gela (CL)
Country of operation		Italy
Share capital | €		€ 5,200,000
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Italy [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Mozambico SpA
Registered office		San Donato Milanese (MI)
Country of operation		Mozambique
Share capital | €		€ 200,000
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Italy [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Timor Leste SpA
Registered office		San Donato Milanese (MI)
Country of operation		East Timor
Share capital | €		€ 6,841,517
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Italy [Member] | Subsidiaries Five [Member]
Disclosure of subsidiaries [line items]
Company name		Eni West Africa SpA
Registered office		San Donato Milanese (MI)
Country of operation		Angola
Share capital | €		€ 10,000,000
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Italy [Member] | Subsidiaries Six [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Zubair SpA (in liquidation)
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital | €		€ 120,000
Shareholders		Eni SpA
% Ownership		100.00%
Consolidation or valutation method	[1]	Co.
Exploration And Production [Member] | Italy [Member] | Subsidiaries Seven [Member]
Disclosure of subsidiaries [line items]
Company name		EniProgetti SpA
Registered office		Venezia Marghera (VE)
Country of operation		Italy
Share capital | €		€ 2,064,000
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Italy [Member] | Subsidiaries Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Floaters SpA
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital | €		€ 200,120,000
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Italy [Member] | Subsidiaries Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Ieoc SpA
Registered office		San Donato Milanese (MI)
Country of operation		Egypt
Share capital | €		€ 7,518,000
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Italy [Member] | Subsidiaries Ten [Member]
Disclosure of subsidiaries [line items]
Company name		Società Petrolifera Italiana SpA
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital | €		€ 13,877,600
Shareholders		Eni SpA
% Ownership		99.96%
% Equity ratio		99.96%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Italy [Member] | Subsidiaries Eleven [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		0.04%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name		Agip Caspian Sea BV
Registered office		Amsterdam (Netherlands)
Country of operation		Kazakhstan
Share capital | €		€ 20,005
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name		Agip Energy and Natural Resources (Nigeria) Ltd
Registered office		Abuja (Nigeria)
Country of operation		Nigeria
Share capital | ₦										₦ 5,000,000
Shareholders		Eni International BV
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Two [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		95.00%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Two [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Oil Holdings BV
% Ownership		5.00%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Company name		Agip Karachaganak BV
Registered office		Amsterdam (Netherlands)
Country of operation		Kazakhstan
Share capital | €		€ 20,005
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Company name		Agip Oil Ecuador BV
Registered office		Amsterdam (Netherlands)
Country of operation		Ecuador
Share capital | €		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Five [Member]
Disclosure of subsidiaries [line items]
Company name		Agip Oleoducto de Crudos Pesados BV
Registered office		Amsterdam (Netherlands)
Country of operation		Ecuador
Share capital | €		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
Consolidation or valutation method	[1]	Eq.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Six [Member]
Disclosure of subsidiaries [line items]
Company name		Burren Energy (Bermuda) Ltd
Registered office		Hamilton (Bermuda)
Country of operation		United Kingdom
Share capital			12,002
Shareholders		Burren Energy Plc
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Burren Energy (Egypt) Ltd
Registered office		London (United Kingdom)
Country of operation		Egypt
Share capital | £				£ 2
Shareholders		Burren Energy Plc
% Ownership		100.00%
Consolidation or valutation method	[1]	Eq.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Burren Energy Congo Ltd
Registered office		Tortola (British Virgin Islands)
Country of operation		Republic of the Congo
Share capital			50,000
Shareholders		Burren En.(Berm)Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Burren Energy India Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share capital | £				2
Shareholders		Burren Energy Plc
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Ten [Member]
Disclosure of subsidiaries [line items]
Company name		Burren Energy Plc
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share capital | £				28,819,023
Shareholders		Eni UK Holding Plc Eni UK Ltd
% Ownership		99.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Eleven [Member]
Disclosure of subsidiaries [line items]
Company name		Burren Shakti Ltd
Registered office		Hamilton (Bermuda)
Country of operation		United Kingdom
Share capital			65,300,000
Shareholders		Burren En. India Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Twelve [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Abu Dhabi BV
Registered office		Amsterdam (Netherlands)
Country of operation		United Kingdom
Share capital | €		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Thirteen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni AEP Ltd
Registered office		London (United Kingdom)
Country of operation		Pakistan
Share capital | £				73,471,000
Shareholders		Eni UK Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Fourteen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Algeria Exploration BV
Registered office		Amsterdam (Netherlands)
Country of operation		Algeria
Share capital | €		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Fifteen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Algeria Ltd Sàrl
Registered office		Luxembourg (Luxembourg)
Country of operation		Algeria
Share capital			20,000
Shareholders		Eni Oil Holdings BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Sixteen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Algeria Production BV
Registered office		Amsterdam (Netherlands)
Country of operation		Algeria
Share capital | €		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Seventeen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Ambalat Ltd
Registered office		London (United Kingdom)
Country of operation		Indonesia
Share capital | £				1
Shareholders		Eni Indonesia Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Eighteen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni America Ltd
Registered office		Dover, Delaware (USA)
Country of operation		USA
Share capital			72,000
Shareholders		Eni UHL Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Nineteen [Member]
Disclosure of subsidiaries [line items]
Registered office		Amsterdam (Netherlands)
Country of operation		Angola
Share capital | €		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Twenty [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Angola Production BV
Registered office		Amsterdam (Netherlands)
Country of operation		Angola
Share capital | €		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Twenty One [Member]
Disclosure of subsidiaries [line items]
Registered office		Buenos Aires (Argentina)
Country of operation		Argentina
Share capital														$ 24,136,336
Shareholders		Eni International BV Eni Oil Holdings BV
Consolidation or valutation method	[1]	Eq.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Twenty One [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		95.00%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Twenty Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Arguni I Ltd
Registered office		London (United Kingdom)
Country of operation		Indonesia
Share capital | £				1
Shareholders		Eni Indonesia Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Twenty Three [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Australia BV
Registered office		Amsterdam (Netherlands)
Country of operation		Australia
Share capital | €		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Twenty Four [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Australia Ltd
Registered office		London (United Kingdom)
Country of operation		Australia
Share capital | £				20,000,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Twenty Five [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Bahrain BV
Registered office		Amsterdam (Netherlands)
Country of operation		Netherlands
Share capital | €		€ 20,000
Shareholders		Eni International BV
% Ownership		10000.00%
Consolidation or valutation method	[1]	Eq.
Exploration And Production [Member] | Outside Italy [Member] | SubsidiariesTwenty Six [Member]
Disclosure of subsidiaries [line items]
Company name		Eni BB Petroleum Inc
Registered office		Dover, Delaware (USA)
Country of operation		USA
Share capital			1,000
Shareholders		Eni Petroleum Co Inc
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | SubsidiariesTwenty Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Eni BTC Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share capital | £				23,214,400
Shareholders		Eni International BV
% Ownership		100.00%
Consolidation or valutation method	[1]	Eq.
Exploration And Production [Member] | Outside Italy [Member] | SubsidiariesTwenty Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Bukat Ltd
Registered office		London (United Kingdom)
Country of operation		Indonesia
Share capital | £				1
Shareholders		Eni Indonesia Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | SubsidiariesTwenty Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Bulungan BV
Registered office		Amsterdam (Netherlands)
Country of operation		Indonesia
Share capital | €		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
Consolidation or valutation method	[1]	Eq.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Thirty [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Canada Holding Ltd
Registered office		Calgary (Canada)
Country of operation		Canada
Share capital			1,453,200,001
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Thirty One [Member]
Disclosure of subsidiaries [line items]
Company name		Eni CBM Ltd
Registered office		London (United Kingdom)
Country of operation		Indonesia
Share capital			2,210,728
Shareholders		Eni Lasmo Plc
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Thirty Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eni China BV
Registered office		Amsterdam (Netherlands)
Country of operation		China
Share capital | €		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Thirty Three [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Congo SA
Registered office		Ponit - Noire (Republic of the Congo)
Country of operation		Republic of the Congo
Share capital			17,000,000
Shareholders		Eni E&P Holding BV Eni Int NA NV sarl Eni International BV
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Thirty Three [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		0.00%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Thirty Three [Member] | Eni E&P [Member]
Disclosure of subsidiaries [line items]
% Ownership		99.99%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Thirty Three [Member] | Eni Int NA NV [Member]
Disclosure of subsidiaries [line items]
% Ownership		0.00%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Thirty Four [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Côte d’Ivoire Ltd
Registered office		London (United Kingdom)
Country of operation		Ivory Coast
Share capital | £				1
Shareholders		Eni UK Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | SubsidiariesThirty Five [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Cyprus Ltd
Registered office		Nicosia (Cyprus)
Country of operation		Cyprus
Share capital | €		€ 2,006
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Thirty Six [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Denmark BV
Registered office		Amsterdam (Netherlands)
Country of operation		Greenland
Share capital | €		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Thirty Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Eni do Brasil Investiments em EXploracao e producao de Petroleo Ltda
Registered office		Rio de Janeiro (Brazil)
Country of operation		Brazil
Share capital | R$													R$ 1,593,415,000
Shareholders		Eni International BV Eni Oil Holdings BV
Consolidation or valutation method	[1]	Eq.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Thirty Seven [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		99.99%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Thirty Seven [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		8212.00%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Thirty Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Eni East Ganal Ltd
Registered office		London (United Kingdom)
Country of operation		Indonesia
Share capital | £				1
Shareholders		Eni Indonesia Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Thirty Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Eni East Sepinggan Ltd
Registered office		London (United Kingdom)
Country of operation		Indonesia
Share capital | £				1
Shareholders		Eni Indonesia Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Forty [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Elgin/ Franklin Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share capital | £				100
Shareholders		Eni UK Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Forty One [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Energy Russia BV
Registered office		Amsterdam (Netherlands)
Country of operation		Netherlands
Share capital | €		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Forty Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Exploration & Producton Holding BV
Registered office		Amsterdam (Netherlands)
Country of operation		Netherlands
Share capital | €		€ 29,832,777.12
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Forty Three [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Gabon SA
Registered office		Libreville (Gabon)
Country of operation		Gabon
Share capital |												13,132,000,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Forty Four [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Ganal Ltd
Registered office		London (United Kingdom)
Country of operation		Indonesia
Share capital | £				2
Shareholders		Eni Indonesia Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Forty Five [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Gas & Power LNG Australia BV
Registered office		Amsterdam (Netherlands)
Country of operation		Australia
Share capital			10,000,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Forty Six [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Ghans Exploration and Production Ltd
Registered office		Accra (Ghana)
Country of operation		Ghana
Share capital			21,412,500
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Forty Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Hewett Ltd
Registered office		Aberdeen (United Kingdom)
Country of operation		United Kingdom
Share capital			3,036,000
Shareholders		Eni UK Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Forty Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Hydrocarbons Venezuela Ltd
Registered office		London (United Kingdom)
Country of operation		Venezuela
Share capital			8,050,500
Shareholders		Eni Lasmo Plc
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Forty Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Eni India Ltd
Registered office		London (United Kingdom)
Country of operation		India
Share capital			44,000,000
Shareholders		Eni UK Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Fifty [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Indonesia Ltd
Registered office		London (United Kingdom)
Country of operation		Indonesia
Share capital			100
Shareholders		Eni ULX Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Fifty One [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Indonesia Ots 1 Ltd
Registered office		Grand Cayman (Cayman Islands)
Country of operation		Indonesia
Share capital			1.01
Shareholders		Eni Indonesia Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Fifty Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eni International NA NV Sàrl
Registered office		Luxembourg (Luxembourg)
Country of operation		United Kingdom
Share capital			25,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Fifty Three [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Investments Plc
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share capital			750,050,000
Shareholders		Eni SpA Eni UK Ltd
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Fifty Three [Member] | ENI SPA [Member]
Disclosure of subsidiaries [line items]
% Ownership		99.99%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Fifty Three [Member] | Eni UK Ltd [Member]
Disclosure of subsidiaries [line items]
% Ownership		0.00%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Fifty Four [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Iran BV
Registered office		Amsterdam (Netherlands)
Country of operation		Iran
Share capital			20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Fifty Five [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Iraq BV
Registered office		Amsterdam (Netherlands)
Country of operation		Iraq
Share capital			20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Fifty Six [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Ireland BV
Registered office		Amsterdam (Netherlands)
Country of operation		Ireland
Share capital			20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Fifty Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Isatay BV
Registered office		Amsterdam (Netherlands)
Country of operation		Kazakhstan
Share capital			20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Fifty Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Eni JPDA 03-13 Ltd
Registered office		London (United Kingdom)
Country of operation		Australia
Share capital			250,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Fifty Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Eni JPDA 06-105 Pty Ltd
Registered office		Perth (Australia)
Country of operation		Australia
Share capital			80,830,576
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Sixty [Member]
Disclosure of subsidiaries [line items]
Company name		Eni JPDA 11-106 BV
Registered office		Amsterdam (Netherlands)
Country of operation		Australia
Share capital			50,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Sixty One [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Kenya BV
Registered office		Amsterdam (Netherlands)
Country of operation		Kenya
Share capital			20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Sixty Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Krueng Mane Ltd
Registered office		London (United Kingdom)
Country of operation		Indonesia
Share capital			2
Shareholders		Eni Indonesia Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Sixty Three [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Lasmo Plc
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share capital			337,638,724.25
Shareholders		Eni Investments Plc Eni UK Ltd
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Sixty Three [Member] | Eni Investments PK [Member]
Disclosure of subsidiaries [line items]
% Ownership		99.99%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Sixty Four [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Lebanon BV
Registered office		Amsterdam (Netherlands)
Country of operation		Lebanon
Share capital			20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Sixty Five [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Liberia BV
Registered office		Amsterdam (Netherlands)
Country of operation		Liberia
Share capital			20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Sixty Six [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Liverpool Bal Operating Co Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share capital			1
Shareholders		Eni UK Ltd
% Ownership		100.00%
Consolidation or valutation method	[1]	Eq.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Sixty Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Eni LNS Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share capital			80,400,000
Shareholders		Eni UK Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Sixty Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Marketing Inc
Registered office		Dover, Delaware (USA)
Country of operation		USA
Share capital			1,000
Shareholders		Eni Petroleum Co Inc
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Sixty Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Maroc BV
Registered office		Amsterdam (Netherlands)
Country of operation		Morocco
Share capital			20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Seventy [Member]
Disclosure of subsidiaries [line items]
Company name		Eni México S. de RL de CV
Registered office		Lomas De Chapultepec, Mexico City (Mexico)
Country of operation		Mexico
Share capital			3,000
Shareholders		Eni International BV Eni Oil Holdings BV
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Seventy [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		99.90%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Seventy [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		0.10%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Seventy One [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Middle East Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share capital			1
Shareholders		Eni ULT Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Seventy Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eni MOG Ltd (in liquidation)
Country of operation		United Kingdom
Share capital			220,711,147.50
Shareholders		Eni Lasmo Plc Eni LNS Ltd
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Seventy Two [Member] | Eni Lasmo Plc [Member]
Disclosure of subsidiaries [line items]
% Ownership		99.99%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Seventy Two [Member] | Eni LNS Ltd [Member]
Disclosure of subsidiaries [line items]
% Ownership		0.00%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Seventy Three [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Montenegro BV
Registered office		Amsterdam (Netherlands)
Country of operation		Montenegro
Share capital			20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Seventy Four [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Mozambique Engineering Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share capital			1
Shareholders		Eni UK Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Seventy Five [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Mozambique LNG Holding BV
Registered office		Amsterdam (Netherlands)
Country of operation		Netherlands
Share capital			20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Seventy Six [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Muara Bakau BV
Registered office		Amsterdam (Netherlands)
Country of operation		Indonesia
Share capital			20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Seventy Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Myanmar BV
Registered office		Amsterdam (Netherlands)
Country of operation		Myanmar
Share capital			20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Seventy Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Eni North Africa BV
Registered office		Amsterdam (Netherlands)
Country of operation		Libya
Share capital			20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Seventy Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Eni North Ganal Ltd
Registered office		London (United Kingdom)
Country of operation		Indonesia
Share capital			1
Shareholders		Eni Indonesia Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Eighty [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Oil & Gas Inc
Registered office		Dover, Delaware (USA)
Country of operation		USA
Share capital			100,800
Shareholders		Eni America Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Eighty One [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Oil Algeria Ltd
Registered office		London (United Kingdom)
Country of operation		Algeria
Share capital			1,000
Shareholders		Eni Lasmo Plc
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Eighty Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Oil Holdings BV
Registered office		Amsterdam (Netherlands)
Country of operation		Netherlands
Share capital			450,000
Shareholders		Eni ULX Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Eighty Three [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Oman BV
Registered office		Amsterdam (Netherlands)
Country of operation		Oman
Share capital			20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Eighty Four [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Pakistan (M) Ltd Sàrl
Registered office		Luxembourg (Luxembourg)
Country of operation		Pakistan
Share capital			20,000
Shareholders		Eni Oil Holdings BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Eighty Five [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Pakistan Ltd
Country of operation		Pakistan
Share capital			90,087
Shareholders		Eni ULX Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Eighty Six [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Petroleum Co Inc
Registered office		Dover, Delaware (USA)
Country of operation		USA
Share capital			156,600,000
Shareholders		Eni SpA Eni International BV
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Eighty Six [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		36.14%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Eighty Six [Member] | ENI SPA [Member]
Disclosure of subsidiaries [line items]
% Ownership		63.86%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Eighty Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Petroleum US Llc
Registered office		Dover, Delaware (USA)
Country of operation		USA
Share capital			1,000
Shareholders		Eni BB Petroleum Inc
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Eighty Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Portugal BV
Registered office		Amsterdam (Netherlands)
Country of operation		Portugal
Share capital			20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Eighty Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Rapak Ltd
Registered office		London (United Kingdom)
Country of operation		Indonesia
Share capital			2
Shareholders		Eni Indonesia Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Ninety [Member]
Disclosure of subsidiaries [line items]
Company name		Eni RD Congo SA
Registered office		Kinshasa (Democratic Republic of the Congo)
Country of operation		Democratic Republic of the Congo
Share capital			750,000,000
Shareholders		Eni International BV Eni Oil Holdings BV
Consolidation or valutation method	[1]	Eq.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Ninety [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		99.99%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Ninety [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		8212.00%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Ninety One [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Rovuma Basin BV
Registered office		Amsterdam (Netherlands)
Country of operation		Mozambique
Share capital			20,000
Shareholders		Eni Mozambique LNG H. BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Ninety Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Sharjah BV
Registered office		Amsterdam (Netherlands)
Country of operation		Netherlands
Share capital			20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Ninety Three [Member]
Disclosure of subsidiaries [line items]
Company name		Eni South Africa BV
Registered office		Amsterdam (Netherlands)
Country of operation		Republic of South Africa
Share capital			20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Ninety Four [Member]
Disclosure of subsidiaries [line items]
Company name		Eni South China Sea Ltd Sàrl
Registered office		Luxembourg (Luxembourg)
Country of operation		China
Share capital			20,000
Shareholders		Eni International BV
% Ownership		100.00%
Consolidation or valutation method	[1]	Eq.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Ninety Five [Member]
Disclosure of subsidiaries [line items]
Company name		Eni TNS Ltd
Registered office		Aberdeen (United Kingdom)
Country of operation		United Kingdom
Share capital | £				1,000
Shareholders		Eni UK Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Ninety Six [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Tunisia BV
Registered office		Amsterdam (Netherlands)
Country of operation		Tunisia
Share capital | €		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Ninety Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Turkmenistan Ltd
Registered office		Hamilton (Bermuda)
Country of operation		Turkmenistan
Share capital			20,000
Shareholders		Burren En.(Berm)Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Ninety Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Eni UHL Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share capital | £				1
Shareholders		Eni ULT Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Ninety Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Eni UK Holding Plc
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share capital | £				424,050,000
Shareholders		Eni Lasmo Plc Eni UK Ltd
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Ninety Nine [Member] | Eni Lasmo Plc [Member]
Disclosure of subsidiaries [line items]
% Ownership		99.99%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred [Member]
Disclosure of subsidiaries [line items]
Company name		Eni UK Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share capital | £				250,000,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred One [Member]
Disclosure of subsidiaries [line items]
Company name		Eni UKCS Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share capital | £				100
Shareholders		Eni UK Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Ukraine Holdings BV
Registered office		Amsterdam (Netherlands)
Country of operation		Netherlands
Share capital | €		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Three [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Ukraine Llc
Registered office		Kiev (Ukraine)
Country of operation		Ukraine
Share capital | ₴											₴ 42,004,757.64
Shareholders		Eni Ukraine Hold.BV Eni International BV
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Three [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		0.01%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Three [Member] | Eni Ikranine Hold BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		99.99%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Four [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Ukraine Shallow Waters BV
Registered office		Amsterdam (Netherlands)
Country of operation		Ukraine
Share capital | €		€ 20,000
Shareholders		Eni Ukraine Hold.BV
% Ownership		100.00%
Consolidation or valutation method	[1]	Eq.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Five [Member]
Disclosure of subsidiaries [line items]
Company name		Eni ULT Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share capital | £				93,215,492.25
Shareholders		Eni Lasmo Plc
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Six [Member]
Disclosure of subsidiaries [line items]
Company name		Eni ULX Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share capital | £				200,010,000
Shareholders		Eni ULT Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Eni US Operating Co Inc
Registered office		Dover, Delaware (USA)
Country of operation		USA
Share capital			1,000
Shareholders		Eni Petroleum Co Inc
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | ubsidiaries Hundred Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Eni USA Gas Marketing Llc
Registered office		Dover, Delaware (USA)
Country of operation		USA
Share capital			10,000
Shareholders		Eni Marketing Inc
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Eni USA Inc
Registered office		Dover, Delaware (USA)
Country of operation		USA
Share capital			1,000
Shareholders		Eni Oil & Gas Inc
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Ten [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Venezuela BV
Registered office		Amsterdam (Netherlands)
Country of operation		Venezuela
Share capital | €		€ 20,000
Shareholders		Eni Venezuela E&P Holding
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Eleven [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Venezuela E&P Holding SA
Registered office		Bruxelles (Belgium)
Country of operation		Belgium
Share capital			254,057,680
Shareholders		Eni International BV Eni Oil Holdings BV
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Eleven [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		99.99%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Eleven [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		8212.00%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Twelve [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Ventures Plc (in liquidation)
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share capital | £				278,050,000
Shareholders		Eni International BV Eni Oil Holdings BV
Consolidation or valutation method	[1]	Co.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Twelve [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		99.99%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Twelve [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		8212.00%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Thirteen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Vietnam BV
Registered office		Amsterdam (Netherlands)
Country of operation		Vietnam
Share capital | €		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Fourteen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni West Timor Ltd
Registered office		London (United Kingdom)
Country of operation		Indonesia
Share capital | £				1
Shareholders		Eni Indonesia Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Fifteen [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Yemen Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share capital | £				£ 1,000
Shareholders		Burren Energy Plc
% Ownership		100.00%
Consolidation or valutation method	[1]	Eq.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Sixteen [Member]
Disclosure of subsidiaries [line items]
Company name		EniProgetti Egypt Ltd
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital | ج.م.						ج.م. 50,000
Shareholders		EniProgetti SpA Eni SpA
Consolidation or valutation method	[1]	Eq.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Sixteen [Member] | ENI SPA [Member]
Disclosure of subsidiaries [line items]
% Ownership		1.00%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Sixteen [Member] | Eni Progetti SpA [Member]
Disclosure of subsidiaries [line items]
% Ownership		99.00%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Seventeen [Member]
Disclosure of subsidiaries [line items]
Company name		Eurl Eni Algérie
Registered office		Algiers (Algeria)
Country of operation		Algeria
Share capital | دج																	دج 1,000,000
Shareholders		Eni Algeria Ltd Sàrl
% Ownership		100.00%
Consolidation or valutation method	[1]	Eq.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Eighteen [Member]
Disclosure of subsidiaries [line items]
Company name		First Calgary Petroleums LP
Registered office		Wilmington (USA)
Country of operation		Algeria
Share capital			1
Shareholders		Eni Canada Hold. Ltd FCP Partner Co ULC
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Eighteen [Member] | Eni Canada Holding Ltd [Member]
Disclosure of subsidiaries [line items]
% Ownership		99.99%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Eighteen [Member] | FCP Canada Hold Ltd [Member]
Disclosure of subsidiaries [line items]
% Ownership		0.01%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Nineteen [Member]
Disclosure of subsidiaries [line items]
Company name		First Calgary Petroleums Partner Co ULC
Registered office		Calgary (Canada)
Country of operation		Canada
Share capital																$ 10
Shareholders		Eni Canada Hold. Ltd
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Twenty [Member]
Disclosure of subsidiaries [line items]
Company name		Ieoc Exploration BV
Registered office		Amsterdam (Netherlands)
Country of operation		Egypt
Share capital | €		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Twenty One [Member]
Disclosure of subsidiaries [line items]
Company name		Ieoc Production BV
Registered office		Amsterdam (Netherlands)
Country of operation		Egypt
Share capital | €		€ 20,000
Shareholders		Eni International BV
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Twenty Two [Member]
Disclosure of subsidiaries [line items]
Company name		Lasmo Sanga Sanga Ltd
Registered office		Hamilton (Bermuda)
Country of operation		Indonesia
Share capital			12,000
Shareholders		Eni Lasmo Plc
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Twenty Three [Member]
Disclosure of subsidiaries [line items]
Company name		Liverpool Bay Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share capital			1
Shareholders		Eni ULX Ltd
% Ownership		100.00%
Consolidation or valutation method	[1]	Eq.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Twenty Four [Member]
Disclosure of subsidiaries [line items]
Company name		Nigerian Agip CPFA Ltd
Registered office		Lagos (Nigeria)
Country of operation		Nigeria
Share capital | ₦										1,262,500
Shareholders		NAOC Ltd Agip En Nat Res Ltd Nigerian Agip E. Ltd
Consolidation or valutation method	[1]	Co.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Twenty Four [Member] | NAOC Ltd [Member]
Disclosure of subsidiaries [line items]
% Ownership		98.02%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Twenty Four [Member] | Agip En Nat Res Ltd [Member]
Disclosure of subsidiaries [line items]
% Ownership		0.99%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Twenty Four [Member] | Nigerian Agip E Ltd [Member]
Disclosure of subsidiaries [line items]
% Ownership		0.99%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Twenty Five [Member]
Disclosure of subsidiaries [line items]
Company name		Nigerian Agip Exploration Ltd
Registered office		Abuja (Nigeria)
Country of operation		Nigeria
Share capital | ₦										5,000,000
Shareholders		Eni International BV Eni Oil Holdings BV
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Twenty Five [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		99.99%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Twenty Five [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		0.01%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Twenty Six [Member]
Disclosure of subsidiaries [line items]
Company name		Nigerian Agip Oil Co Ltd
Registered office		Abuja (Nigeria)
Country of operation		Nigeria
Share capital | ₦										₦ 1,800,000
Shareholders		Eni International BV Eni Oil Holdings BV
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Twenty Six [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		99.89%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Twenty Six [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		0.11%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Twenty Seven [Member]
Disclosure of subsidiaries [line items]
Company name		OOO ‘Eni Energhia’
Registered office		Moscow (Russia)
Country of operation		Russia
Share capital | ₽															₽ 2,000,000
Shareholders		Eni Energy Russia BV Eni Oil Holdings BV
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Twenty Seven [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		0.10%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Twenty Seven [Member] | Eni Energy Russia BV [Member]
Disclosure of subsidiaries [line items]
% Ownership		99.90%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Twenty Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Zetah Congo Ltd
Registered office		Nassau (Bahamas)
Country of operation		Republic of the Congo
Share capital			300
Shareholders		Eni Congo SA Burren En.Congo Ltd
Consolidation or valutation method	[1]	Co.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Twenty Eight [Member] | Eni Congo SA [Member]
Disclosure of subsidiaries [line items]
% Ownership		66.67%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Twenty Eight [Member] | Burren EnCongo Ltd [Member]
Disclosure of subsidiaries [line items]
% Ownership		33.33%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Twenty Nine [Member]
Disclosure of subsidiaries [line items]
Company name		Zetah Kouilou Ltd
Registered office		Nassau (Bahamas)
Country of operation		Republic of the Congo
Share capital			$ 2,000
Shareholders		Eni Congo SA Buren En Congo Ltd Third Parties
Consolidation or valutation method	[1]	Co.
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Twenty Nine [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
% Ownership		8.50%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Twenty Nine [Member] | Eni Congo SA [Member]
Disclosure of subsidiaries [line items]
% Ownership		54.50%
Exploration And Production [Member] | Outside Italy [Member] | Subsidiaries Hundred Twenty Nine [Member] | Burren EnCongo Ltd [Member]
Disclosure of subsidiaries [line items]
% Ownership		37.00%

[1]	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value